Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of useful life of property, plant and equipment

Useful Life
Proppant management systems and related equipment	Up to 15 years
Machinery and equipment	2-10 years
Furniture and fixtures	5 years
Computer equipment	3 years
Vehicles	5 years
Buildings	15 years

Solaris LLC
Schedule of useful life of property, plant and equipment

Useful Life
Proppant systems and related equipment	Up to 15 years
Machinery and equipment	2‑10 years
Furniture and fixtures	5 years
Computer equipment	3 years
Vehicles	5 years
Buildings	15 years